                              Separate Account Ten

                                       of

                        Integrity Life Insurance Company

                               Semi-Annual Report

                                  June 30, 2001




                                    Contents

President's Letter                                                          1
Financial Statements, Financial Highlights, and Schedule of Investments:
    Select Ten Plus Division - March                                        2
    Select Ten Plus Division - June                                         6
    Select Ten Plus Division - September                                   10
    Select Ten Plus Division - December                                    14
Notes to Financial Statements                                              18











THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

[LOGO]                                          515 West Market Street
                                                Louisville, Kentucky 40202-3333

August 13, 2001




Dear Unit Holders:

Enclosed is the Separate Account Ten of Integrity Life Insurance Company semi-annual report for the six months ended June 30, 2001. The report includes details on the investment holdings of the March, June, September, and December Divisions of Separate Account Ten as of June 30, 2001, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy". Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

DIVISION                                         SEPARATE ACCOUNT RETURN        DOW JONES INDUSTRIAL AVERAGE
Select Ten Plus Division - March
     For the Six Months Ended June 30, 2001                 2.44%                         (2.65%)
     For the Year Ended June 30, 2001                      25.32%                          0.52%

Select Ten Plus Division - June
     For the Six Months Ended June 30, 2001                 3.25%                         (2.65%)
     For the Year Ended June 30, 2001                      23.32%                          0.52%

Select Ten Plus Division - September
     For the Six Months Ended June 30, 2001                 3.66%                         (2.65%)
     For the Year Ended June 30, 2001                      22.13%                          0.52%

Select Ten Plus Division - December
     For the Six Months Ended June 30, 2001                 3.68%                         (2.65%)
     For the Year Ended June 30, 2001                      27.79%                          0.52%

Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Edward J. Haines

Edward J. Haines
President, Separate Account Ten of Integrity Life Insurance Company

                        Select Ten Plus Division - March

                       Statement of Assets and Liabilities
                                    Unaudited

                                                        JUNE 30, 2001
                                                       --------------
ASSETS
  Investments in securities, at value
    (cost $4,263,755) - See accompanying schedule      $    4,326,770
  Due from investment advisor                                  19,238
  Dividends receivable                                          8,804
  Receivable for investments sold                                 297
                                                       --------------
TOTAL ASSETS                                                4,355,109

LIABILITIES
  Cash overdraft                                                  138
  Accrued expenses                                             55,920
                                                       --------------
TOTAL LIABILITIES                                              56,058
                                                       --------------

NET ASSETS                                             $    4,299,051
                                                       ==============

UNIT VALUE, offering and redemption price per unit     $        10.59
                                                       ==============

Units outstanding                                             406,109
                                                       ==============

                             Statement of Operations
                                    Unaudited

                                                            SIX MONTHS
                                                              ENDED
                                                          JUNE 30, 2001
                                                          --------------
INVESTMENT INCOME - DIVIDENDS                             $       64,566

EXPENSES
  Mortality and expense risk and administrative charges           28,779
  Investment advisory and management fees                         10,659
  Custody and accounting expenses                                 10,003
  Professional fees                                                3,272
  Directors' fees and expenses                                     4,091
  Printing and filing fees                                         2,156
  Other expenses                                                   3,222
                                                          --------------
    Total expenses before reimbursement                           62,182
    Less: expense reimbursement                                  (15,325)
                                                          --------------
    Net expenses                                                  46,857
                                                          --------------
Net investment income                                             17,709

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                               107,620
  Net unrealized depreciation during
    the period on investments                                    (15,145)
                                                          --------------
Net realized and unrealized gain on investments                   92,475
                                                          --------------
Net increase in net assets resulting from operations      $      110,184
                                                          ==============

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                       Statements of Changes in Net Assets

                                                        SIX MONTHS
                                                          ENDED
                                                       JUNE 30, 2001      YEAR ENDED
                                                        (UNAUDITED)    DECEMBER 31, 2000
                                                      --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                               $   17,709    $       44,872
  Net realized gain (loss) on investments                107,620          (268,344)
  Net unrealized appreciation (depreciation) during
    the period on investments                            (15,145)           18,634
                                                    --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations                          110,184          (204,838)

Contract related transactions:
  Contributions from contract holders
    (8,722 and 119,903 units, respectively)               84,878         1,110,586
  Cost of units redeemed (27,409 and
    359,488 units, respectively)                        (285,952)       (3,315,806)
                                                    --------------    --------------
    Net decrease in net assets
      resulting from unit transactions                  (201,074)       (2,205,220)
                                                    --------------    --------------


TOTAL DECREASE IN NET ASSETS                             (90,890)       (2,410,058)


NET ASSETS
Beginning of period                                    4,389,941         6,799,999
                                                    --------------    --------------

End of period                                       $  4,299,051    $    4,389,941
                                                    ==============    ==============


SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                              Financial Highlights



                                                           SIX MONTHS                                   MARCH 31, 1999
                                                             ENDED                                    (COMMENCEMENT OF
                                                          JUNE 30, 2001        YEAR ENDED            OPERATIONS) THROUGH
                                                           (UNAUDITED)     DECEMBER 31, 2000 (a)     DECEMBER 31, 1999
                                                         --------------   ----------------------     ---------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                        $      10.33    $        10.24     $        10.00
  Income from investment operations:
    Net investment income                                        0.05              0.13               0.04
    Net realized and unrealized gain (loss) on investments       0.21             (0.04)              0.20
                                                         --------------    --------------     --------------
    Total from investment operations                             0.26              0.09               0.24
                                                         --------------    --------------     --------------
  Unit value, end of period                              $      10.59    $        10.33     $        10.24
                                                         ==============    ==============     ==============

TOTAL RETURN                                                     2.44%             0.97%              2.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $      4,299    $        4,390     $        6,800
Ratio of net investment income to average net assets             0.83%             0.95%              0.38%
Ratio of expenses to average net assets                          2.20%             2.20%              2.20%
Ratio of net investment income to average net assets
  before voluntary expense reimbursement                         0.11%             0.32%              0.18%
Ratio of expenses to average net assets
  before voluntary expense reimbursement                         2.92%             2.83%              2.40%
Portfolio turnover rate                                            18%               37%                22%


PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                             Schedule of Investments

                                  June 30, 2001
                                    Unaudited


                                                                        NUMBER
                                                                       OF SHARES              VALUE
                                                                     --------------     -----------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (20.3%)
  Du Pont (E.I.) de Nemours and Company                                      9,589             $ 462,573
  International Paper Company                                               11,647               415,795
                                                                                        -----------------
                                                                                                 878,368
CAPITAL GOODS (20.1%)
  Caterpillar, Inc.                                                          8,650               432,933
  Minnesota Mining and Manufacturing Company                                 3,811               434,835
                                                                                        -----------------
                                                                                                 867,768
COMMUNICATION SERVICES (8.6%)
  SBC Communications, Inc.                                                   9,264               371,116

CONSUMER CYCLICAL (21.7%)
  Eastman Kodak Company                                                      9,497               443,320
  General Motors Corporation                                                 7,725               497,132
                                                                                        -----------------
                                                                                                 940,452
CONSUMER STAPLE (19.6%)
  Philip Morris Companies, Inc.                                              8,564               434,623
  Procter & Gamble Company                                                   6,503               414,891
                                                                                        -----------------
                                                                                                 849,514
FINANCIAL (9.7%)
  J.P. Morgan & Company, Inc.                                                9,407               419,552
                                                                                        -----------------


TOTAL COMMON STOCKS (Cost $4,263,755)                                                          4,326,770
                                                                                        -----------------
TOTAL INVESTMENTS (100.0%)                                                                   $ 4,326,770
                                                                                        =================


OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2001 aggregated $784,425 and $944,548, respectively. At June 30, 2001, net unrealized appreciation for tax purposes aggregated $63,015 of which $470,371 related to appreciated investments and $407,356 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.





SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statement of Assets and Liabilities
                                    Unaudited


                                                      JUNE 30, 2001
                                                     --------------
ASSETS
  Investments in securities, at value
    (cost $3,998,738) - See accompanying schedule    $    4,036,393
  Cash                                                      120,637
  Dividends receivable                                        8,105
  Due from investment advisor                                20,477
  Receivable for investments sold                           845,481
                                                     --------------
TOTAL ASSETS                                              5,031,093

LIABILITIES
  Payable for investments purchased                         962,597
  Accrued expenses                                           65,174
  Payable for fund shares repurchased                            18
                                                     --------------
TOTAL LIABILITIES                                         1,027,789
                                                     --------------
NET ASSETS                                           $    4,003,304
                                                     ==============
UNIT VALUE, offering and redemption price per unit   $        11.02
                                                     ==============
Units outstanding                                           363,314
                                                     ==============

                             Statement of Operations
                                    Unaudited

                                                         SIX MONTHS
                                                            ENDED
                                                        JUNE 30, 2001
                                                        --------------
INVESTMENT INCOME - DIVIDENDS                           $       56,903

EXPENSES
  Mortality and expense risk and administrative charges         26,232
  Investment advisory and management fees                        9,715
  Custody and accounting expenses                               10,058
  Professional fees                                              3,466
  Printing and filing fees                                       3,258
  Directors' fees and expenses                                   3,099
  Other expenses                                                 3,019
                                                        --------------
    Total expenses before reimbursement                         58,847
    Less: expense reimbursement                                (16,099)
                                                        --------------
    Net expenses                                                42,748
                                                        --------------
Net investment income                                           14,155

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                               5,545
  Net unrealized appreciation during
    the period on investments                                   95,413
                                                        --------------
Net realized and unrealized gain on investments                100,958
                                                        --------------
Net increase in net assets resulting from operations    $      115,113
                                                        ==============

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statements of Changes in Net Assets


                                            SIX MONTHS
                                               ENDED
                                           JUNE 30, 2001       YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2000
                                           --------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                      $    14,155    $       39,499
  Net realized gain (loss) on investments          5,545          (584,541)
  Net unrealized appreciation
    during the period on investments              95,413           663,574
                                           --------------    --------------
    Net increase in net assets
      resulting from operations                  115,113           118,532

Contract related transactions:
  Contributions from contract holders
    (11,296 and 45,090 units, respectively)      123,740           409,921
  Cost of units redeemed
    (24,187 and 303,094 units, respectively)    (260,111)       (2,934,865)
                                           --------------    --------------
  Net decrease in net assets
    resulting from unit transactions            (136,371)       (2,524,944)
                                           --------------    --------------
TOTAL DECREASE IN NET ASSETS                     (21,258)       (2,406,412)

NET ASSETS
Beginning of period                            4,024,562         6,430,974
                                           --------------    --------------

End of period                              $   4,003,304     $   4,024,562
                                           ==============    ==============


SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                              Financial Highlights



                                                                                                                  JUNE 30, 1998
                                                        SIX MONTHS                                               (COMMENCEMENT
                                                           ENDED                                                  OF OPERATIONS)
                                                       JUNE 30, 2001      YEAR ENDED           YEAR ENDED           THROUGH
                                                        (UNAUDITED)    DECEMBER 31, 2000 (a) DECEMBER 31, 1999  DECEMBER 31, 1998
                                                       --------------  --------------------- ------------------ ------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                        $      10.70     $        10.14    $        10.43     $        10.00
  Income (loss) from investment operations:
    Net investment income                                        0.05               0.14              0.02               0.03
    Net realized and unrealized gain
      (loss) on investments                                      0.27               0.42             (0.31)              0.40
                                                       --------------     --------------    --------------     --------------
    Total from investment operations                             0.32               0.56             (0.29)              0.43
                                                       --------------     --------------    --------------     --------------
  Unit value, end of period                              $      11.02     $        10.70    $        10.14     $        10.43
                                                       ==============     ==============    ==============     ==============

TOTAL RETURN                                                     3.25%              5.50%            (2.78%)             4.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $        4,003     $        4,025    $        6,431     $        2,043
Ratio of net investment income to average net assets             0.73%              0.94%             0.54%              0.50%
Ratio of expenses to average net assets                          2.20%              2.20%             2.20%              2.20%
Ratio of net investment income (loss) to average net
  assets before voluntary expense reimbursement                 (0.10%)             0.19%            (0.08%)            (1.50%)
Ratio of expenses to average net assets
  before voluntary expense reimbursement                         3.03%              2.95%             2.82%              4.20%
Portfolio turnover rate                                            25%                35%               43%                 1%


PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                             Schedule of Investments

                                  June 30, 2001
                                    Unaudited



                                                                          NUMBER OF
                                                                           SHARES              VALUE
                                                                       --------------     ----------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (20.2%)
  Du Pont (E.I.) de Nemours and Company                                        8,491          $   409,606
  International Paper Company                                                 11,373              406,028
                                                                                          ----------------
                                                                                                  815,634
CAPITAL GOODS (9.8%)
  Caterpillar, Inc.                                                            7,874              394,094

COMMUNICATION SERVICES (10.0%)
  SBC Communications, Inc.                                                    10,000              403,300

CONSUMER CYCLICAL (20.1%)
  Eastman Kodak Company                                                        8,588              400,888
  General Motors Corporation                                                   6,357              409,095
                                                                                          ----------------
                                                                                                  809,983
CONSUMER STAPLE (20.3%)
  Philip Morris Companies, Inc.                                                8,284              420,413
  Proctor & Gamble Company                                                     6,292              401,430
                                                                                          ----------------
                                                                                                  821,843
FINANCIAL (9.8%)
  J.P. Morgan & Company, Inc.                                                  8,879              396,003

PHARMACEUTICAL PREPARATIONS (9.8%)
  Merck & Co., Inc.                                                            6,060              395,536
                                                                                          ----------------

TOTAL COMMON STOCKS (Cost $3,998,738)                                                           4,036,393
                                                                                          ----------------
TOTAL INVESTMENTS (100.0%)                                                                    $ 4,036,393
                                                                                          ================


OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2001 aggregated $984,683 and $1,090,542, respectively. At June 30, 2001, net unrealized appreciation for tax purposes aggregated $37,655 of which $334,774 related to appreciated investments and $297,119 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statement of Assets and Liabilities
                                    Unaudited

                                                      JUNE 30, 2001
                                                     --------------
ASSETS
  Investments in securities, at value
    (cost $6,036,534) - See accompanying schedule    $    6,176,621
  Due from investment advisor                                32,695
  Dividends receivable                                       14,986
  Receivable for investments sold                               991
                                                     --------------
TOTAL ASSETS                                              6,225,293

LIABILITIES
  Cash overdraft                                                715
  Accrued expenses                                          131,295
  Payable for fund shares repurchased                            56
                                                     --------------
TOTAL LIABILITIES                                           132,066
                                                     --------------

NET ASSETS                                           $    6,093,227
                                                     ==============

UNIT VALUE, offering and redemption price per unit   $        10.92
                                                     ==============

Units outstanding                                           558,027
                                                     ==============

                             Statement of Operations
                                    Unaudited

                                                          SIX MONTHS
                                                             ENDED
                                                         JUNE 30, 2001
                                                        --------------
INVESTMENT INCOME - DIVIDENDS                           $       94,326

EXPENSES
  Mortality and expense risk and administrative charges         42,858
  Investment advisory and management fees                       15,873
  Custody and accounting expenses                               10,058
  Professional fees                                              6,894
  Directors' fees and expenses                                   6,165
  Printing and filing fees                                       6,480
  Other expenses                                                 6,006
                                                        --------------
    Total expenses before reimbursement                         94,334
    Less: expense reimbursement                                (24,491)
                                                        --------------
    Net expenses                                                69,843
                                                        --------------
Net investment income                                           24,483

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                (231)
  Net unrealized appreciation
    during the period on investments                           195,047
                                                        --------------
Net realized and unrealized gain on investments                194,816
                                                        --------------

Net increase in net assets resulting from operations    $      219,299
                                                        ==============

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statements of Changes in Net Assets


                                         SIX MONTHS
                                            ENDED
                                        JUNE 30, 2001      YEAR ENDED
                                         (UNAUDITED)   DECEMBER 31, 2000
                                       -------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                $       24,483  $       84,778
  Net realized loss on investments               (231)       (212,946)
  Net unrealized appreciation during
    the period on investments                 195,047         224,556
                                       --------------  --------------
    Net increase in net assets resulting
      from operations                         219,299          96,388

Contract related transactions:
  Contributions from contract holders
    (59 and 19,753 units, respectively)           660         188,607
  Cost of units redeemed (94,544 and
    479,224 units, respectively)           (1,000,333)     (4,657,948)
                                       --------------  --------------
    Net decrease in net assets resulting
      from unit transactions                 (999,673)     (4,469,341)
                                       --------------  --------------

TOTAL DECREASE IN NET ASSETS                 (780,374)     (4,372,953)

NET ASSETS
Beginning of period                         6,873,601      11,246,554
                                       --------------  --------------
End of period                          $    6,093,227  $    6,873,601
                                       ==============  ==============


SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                              Financial Highlights




                                                        SIX MONTHS                                                SEPTEMBER 30, 1998
                                                           ENDED                                                   (COMMENCEMENT OF
                                                      JUNE 30, 2001        YEAR ENDED            YEAR ENDED      OPERATIONS) THROUGH
                                                       (UNAUDITED)    DECEMBER 31, 2000 (a)   DECEMBER 31, 1999   DECEMBER 31, 1998
                                                      -------------   ---------------------   -----------------  -------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                      $      10.53    $      10.11            $      10.26      $      10.00
  Income (loss)  from investment operations:
    Net investment income                                      0.09            0.18                    0.05              0.02
    Net realized and unrealized gain
      (loss) on investments                                    0.30            0.24                   (0.20)             0.24
                                                       ------------    ------------                ------------     ------------
    Total from investment operations                           0.39            0.42                   (0.15)             0.26
                                                       ------------    ------------                ------------     ------------
  Unit value, end of period                            $      10.92    $      10.53             $     10.11      $      10.26
                                                       ============    ============             ===============  ===============

TOTAL RETURN                                                   3.66%           4.15%                  (1.42%)            2.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $      6,093    $      6,874             $     11,247     $     11,012
Ratio of net investment income to average net assets           0.77%           1.12%                   0.57%             0.57%
Ratio of expenses to average net assets                        2.20%           2.20%                   2.20%             2.20%
Ratio of net investment income to average net assets
  before voluntary expense reimbursement                         -- (b)        0.52%                   0.29%             0.28%
Ratio of expenses to average net assets before
  voluntary expense reimbursement                              2.97%           2.80%                   2.48%             2.49%
Portfolio turnover rate                                          -- (c)          28%                     50%                1%


PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.


(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.
(b)  Less than 0.01%.
(c)  Less than 1%.

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                             Schedule of Investments

                                  June 30, 2001
                                    Unaudited


                                                                         NUMBER OF
                                                                           SHARES             VALUE
                                                                       --------------     --------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (21.1%)
  Du Pont (E.I.) de Nemours and Company                                       13,487        $   650,613
  International Paper Company                                                 18,221            650,490
                                                                                          --------------
                                                                                              1,301,103
CAPITAL GOODS (23.4%)
  Caterpillar, Inc.                                                           14,992            750,350
  Minnesota Mining and Manufacturing Company                                   6,105            696,580
                                                                                          --------------
                                                                                              1,446,930
COMMUNICATION SERVICES (6.5%)
  AT&T Corporation                                                            18,264            401,808

CONSUMER CYCLICAL (19.0%)
  Eastman Kodak Company                                                       13,528            631,487
  General Motors Corporation                                                   8,444            543,351
                                                                                          --------------
                                                                                              1,174,838
CONSUMER STAPLE (20.8%)
  Philip Morris Companies, Inc.                                               15,534            788,350
  Proctor & Gamble Company                                                     7,771            495,790
                                                                                          --------------
                                                                                              1,284,140
FINANCIAL (9.2%)
  J.P. Morgan & Company, Inc.                                                 12,731            567,802
                                                                                          --------------


TOTAL COMMON STOCKS (Cost $6,036,534)                                                         6,176,621
                                                                                          --------------
TOTAL INVESTMENTS (100.0%)                                                                  $ 6,176,621
                                                                                          ==============


OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2001 aggregated $18,091 and $971,455, respectively. At June 30, 2001, net unrealized appreciation for tax purposes aggregated $140,087 of which $775,746 related to appreciated investments and $635,659 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statement of Assets and Liabilities
                                    Unaudited

                                                     JUNE 30, 2001
                                                     --------------
ASSETS
  Investments in securities, at value
    (cost $5,847,475) - See accompanying schedule    $    6,074,368
  Cash                                                          100
  Due from investment advisor                                10,787
  Dividends receivable                                       13,383
                                                     --------------
TOTAL ASSETS                                              6,098,638

LIABILITIES
  Accrued expenses                                           41,472
                                                     --------------

NET ASSETS                                           $    6,057,166
                                                     ==============
UNIT VALUE, offering and redemption price per unit   $        10.91
                                                     ==============
Units outstanding                                           555,422
                                                     ==============

                             Statement of Operations
                                    Unaudited

                                                                 SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 2001
                                                               --------------
INVESTMENT INCOME - DIVIDENDS                                  $       91,549

EXPENSES
  Mortality and expense risk and administrative charges                40,616
  Investment advisory and management fees                              15,043
  Custody and accounting expenses                                      10,058
  Professional fees                                                     2,480
  Directors' fees and expenses                                          3,099
  Printing and filing fees                                              1,634
  Other expenses                                                        2,440
                                                               --------------
    Total expenses before reimbursement                                75,370
    Less: expense reimbursement                                        (9,181)
                                                               --------------
    Net expenses                                                       66,189
                                                               --------------
Net investment income                                                  25,360

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                     18,520
  Net unrealized appreciation during the period on investments        181,918
                                                               --------------
Net realized and unrealized gain on investments                       200,438
                                                               --------------
Net increase in net assets resulting from operations           $      225,798
                                                               ==============

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statements of Changes in Net Assets


                                               SIX MONTHS
                                                  ENDED
                                              JUNE 30, 2001      YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 2000
                                             --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                      $       25,360  $       65,921
  Net realized gain on investments                   18,520           6,717
  Net unrealized appreciation (depreciation)
    during the period on investments                181,918        (434,331)
                                             --------------  --------------
  Net increase (decrease) in net assets
    resulting from operations                       225,798        (361,693)

Contract related transactions:
  Contributions from contract holders
    (0 and 5,703 units, respectively)                    --          60,163
  Cost of units redeemed
    (29,748 and 712,272 units, respectively)       (323,550)     (6,656,277)
                                             --------------  --------------
    Net decrease in net assets resulting
      from unit transactions                       (323,550)     (6,596,114)
                                             --------------  --------------

TOTAL DECREASE IN NET ASSETS                        (97,752)     (6,957,807)

NET ASSETS
Beginning of period                               6,154,918      13,112,725
                                             --------------  --------------
End of period                                $    6,057,166  $    6,154,918
                                             ==============  ==============




SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                              Financial Highlights



                                                                                                             FOR THE ONE DAY
                                                                SIX MONTHS                                     PERIOD ENDED
                                                                   ENDED       YEAR ENDED      YEAR ENDED    DECEMBER 31,1998
                                                              JUNE 30, 2001   DECEMBER 31,    DECEMBER 31,    (COMMENCEMENT
                                                               (UNAUDITED)      2000 (a)          1999        OF OPERATIONS)
                                                              -------------   ------------    ------------   ----------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                             $      10.52    $      10.15    $       9.82    $      10.00
  Income (loss) from investment operations:
    Net investment income                                             0.06            0.18            0.05           - (b)
    Net realized and unrealized gain
      (loss) on investments                                           0.33            0.19            0.28           (0.18)
                                                              ------------    ------------    ------------    ------------
    Total from investment operations                                  0.39            0.37            0.33           (0.18)
                                                              ------------    ------------    ------------    ------------
  Unit value, end of period                                   $      10.91    $      10.52    $      10.15    $       9.82
                                                              ============    ============    ============    ============

TOTAL RETURN                                                          3.68%           3.62%           3.38%          (1.80%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $      6,057    $      6,155    $     13,113    $     14,520
Ratio of net investment income (loss) to average net assets           0.84%           0.91%           0.51%          (2.12%)
Ratio of expenses to average net assets                               2.20%           2.20%           2.12%           2.12%
Ratio of net investment income (loss) to average net assets
  before voluntary expense reimbursement                              0.54%           0.71%           0.51%          (2.12%)
Ratio of expenses to average net assets
  before voluntary expense reimbursement                              2.50%           2.40%           2.12%           2.12%
Portfolio turnover rate                                                  1%              9%             36%              0%


PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

(b)  Less than $0.01

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                             Schedule of Investments

                                  June 30, 2001
                                    Unaudited

                                                                          NUMBER OF
                                                                           SHARES              VALUE
                                                                       --------------     ----------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (18.4%)
  Du Pont (E.I.) de Nemours and Company                                       12,322          $   594,413
  International Paper Company                                                 14,614              521,737
                                                                                          ----------------
                                                                                                1,116,150
CAPITAL GOODS (19.7%)
  Caterpillar, Inc.                                                           12,572              629,229
  Minnesota Mining and Manufacturing Company                                   4,969              566,963
                                                                                          ----------------
                                                                                                1,196,192
COMMUNICATION SERVICES (8.5%)
  SBC Communications, Inc.                                                    12,881              516,013

CONSUMER CYCLICAL (23.4%)
  Eastman Kodak Company                                                       14,427              673,452
  General Motors Corporation                                                  11,645              749,350
                                                                                          ----------------
                                                                                                1,422,802
CONSUMER STAPLE (10.6%)
  Philip Morris Companies, Inc.                                               12,745              646,809

ENERGY (10.1%)
  Exxon Mobil Corporation                                                      6,998              611,275

FINANCIAL (9.3%)
  J.P. Morgan & Company, Inc.                                                 12,671              565,127
                                                                                          ----------------


TOTAL COMMON STOCKS (Cost $5,847,475)                                                           6,074,368
                                                                                          ----------------
TOTAL INVESTMENTS (100.0%)                                                                    $ 6,074,368
                                                                                          ================


OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2001 aggregated $31,839 and $302,741, respectively. At June 30, 2001, net unrealized appreciation for tax purposes aggregated $226,893 of which $881,059 related to appreciated investments and $654,166 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

            Separate Account Ten of Integrity Life Insurance Company

                          Notes to Financial Statements

                                  June 30, 2001

                                    Unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was established as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division - March, Select Ten Plus Division - June, Select Ten Plus Division - September, and Select Ten Plus Division - December (the "Division(s)"). Each Division is a non-diversified investment company that invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last day of the month for which the Division is named. For example, the Select Ten Plus Division - March invests only on the last business day of March each year. The assets of the Separate Account are owned by Integrity.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Touchstone Advisors, Inc. ("Touchstone Advisors"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. The National Asset Management Division of INVESCO, Inc. ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to an interim Sub-Advisory Agreement. (See Note 5.)

The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Integrity, Touchstone Advisors and Touchstone Securities.


BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.       EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract).

3.       INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the divisions, Touchstone Advisors receives a monthly fee based on an annual rate of 0.50% of each Division's average daily net assets. Touchstone Advisors, not the Separate Account, pays sub-advisory fees to National Asset based on the average daily net assets of the Divisions. Fees under the sub-advisory agreement are paid at an annual rate of 0.10% of average daily net assets up to $100 million and 0.05% of average daily net assets in excess of $100 million. Touchstone Advisors has guaranteed it or an affiliate will pay National Asset a minimum annual subadvisory fee of $50,000.

Touchstone Advisors has agreed to reimburse each Division for operating expenses (excluding investment advisory and management fees and mortality and expense risk and administrative charges) above an annual rate of 0.35% of the Divisions' average net assets.

Certain officers and directors of the Separate Account are also officers of Touchstone Securities, Touchstone Advisors, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.

4.       ACQUISITION OF INTEGRITY BY W&S

On December 17, 1999, ARM announced that it had signed a definitive agreement whereby W&S would acquire ARM's insurance subsidiaries, Integrity and National Integrity Life Insurance Company. The transaction closed on March 3, 2000. ARM Securities Corporation and Integrity Capital Advisors, Inc. ceased to be affiliated with Integrity subsequent to March 3, 2000 when the acquisition by W&S was complete. In conjunction with the acquisition, Touchstone Securities became the principal underwriter of variable annuities for Integrity and Touchstone Advisors became the investment adviser for the Separate Account.

W&S is part of the Western-Southern Enterprise, a financial services group that also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $25 billion as of June 30, 2001. W&S is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

5.       CHANGE OF CONTROL OF NATIONAL ASSET MANAGEMENT CORPORATION

On April 18, 2001, National Asset Management Corporation merged with a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC, which is headquartered in Atlanta and London, is the largest publicly traded asset management firm in the world. In the transaction, AMVESCAP PLC acquired all the outstanding shares of National Asset Management Corporation. National Asset Management Corporation's business is now conducted by the National Asset Management Division of INVESCO, Inc. As a result of the merger, the Sub-Advisory Agreement most-recently approved by contract holders automatically terminated, by operation of law.

At an in-person meeting of the Board of Managers of the Separate Account held on April 6, 2001, the Board of Managers, including all of the Independent Managers, voted unanimously to approve a new Sub-Advisory Agreement for each Division and to recommend that contract holders of each Division vote for the new Sub-Advisory Agreement. In connection with the approval of the new Sub-Advisory Agreement, the Board of Managers also unanimously approved an interim Sub-Advisory Agreement, which took effect upon the closing date and may remain in effect for a period of up to 150 days, or until the date contract holders approve the new Sub-Advisory Agreement, whichever is earlier. A special meeting of contract holders was scheduled to be held at 515 West Market Street, Louisville, Kentucky 40202, on August 10, 2001, at 3:00 p.m. Eastern Time. The Board of Managers of the Separate Account fixed the close of business on May 22, 2001 as the record date for determining the contract holders entitled to receive notice and to vote at the special meeting of contract holders. On August 10, 2001, the special meeting of contract holders was adjourned until such time as a quorum was reached.

Other than its effective date and the identity of the sub-adviser, the proposed new Sub-Advisory Agreement is identical in form and terms to the Sub-Advisory Agreement that automatically terminated on April 18, 2001. Although the name of the sub-adviser changed, no significant changes in its personnel or practices with respect to the Divisions are anticipated.